Stock Incentive Plans (Details) - USD ($)				12 Months Ended
	Sep. 29, 2025	Jun. 04, 2024	Jan. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2014
Stock Incentive Plans [Line Items]
Shares available for grant				2,134,776
Stock compensation expense (in Dollars)				$ 400,000	$ 5,500,000
Unrecognized expense (in Dollars)				$ 600,000
Weighted average period				2 years
General and administrative expenses (in Dollars)				$ 800
Board of Directors [Member]
Stock Incentive Plans [Line Items]
Common stock shares issued	2,375,000
Common Stock [Member]
Stock Incentive Plans [Line Items]
Fair market value per share percentage		85.00%
2014 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved						1,250,000
Two Thousand and Eighteen Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved			12,492,910			4,900,000
Contractual terms			10 years
2024 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved		4,460,437
Aggregate number of shares outstanding percentage		10.00%
Employee Stock Purchase Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved		1,070,603
Aggregate number of shares outstanding percentage		3.00%
Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 2.47	$ 1.04
Stock Option [Member] | First Anniversary [Member]
Stock Incentive Plans [Line Items]
Vesting percentage				25.00%
Restricted Stock Units (RSUs) [Member]
Stock Incentive Plans [Line Items]
Weighted average period				110 days
Total unrecognized expense (in Dollars)				$ 0.3
Minimum [Member] | Two Thousand and Eighteen Plan [Member]
Stock Incentive Plans [Line Items]
Vesting period			1 year
Minimum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 0.49
Maximum [Member] | Two Thousand and Eighteen Plan [Member]
Stock Incentive Plans [Line Items]
Vesting period			4 years
Maximum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)					$ 1.49